Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Company had transactions with the following related parties:
Nature of Relationship	Name of Related Party
Mr. Szuhao Huang	Director, Chief Executive Officer (“CEO”)
Gasar Biotechnology Co., Ltd	A company controlled by Mr. Szuhao Huang